Deposits and Other Current Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Deposits and Other Current Assets, Net [Abstract]
Schedule of Deposits and Other Current Assets, Net

Deposits and other current assets, net consist of the following:

	As of year ended June 30,
	2025	2024
Deposits	$72,071	$31,070
Prepayment	3,261	139
Interest income receivables from fixed deposit bank accounts	-	34,421
Other current assets, net	1,931	6,869
	$77,263	$72,499